Balance Sheet (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 467,964	$ 230,554	$ 591
Accounts receivable	0	0	0
Inventory	0	0	0
Total current assets	467,964	230,554	591
Fixed Assets
Furniture and Equipment	0	0	0
Computer Equipment	6,892	6,892	0
Leasehold Improvements	0	0	0
Total Fixed Assets	6,892	6,892	0
Less Accumulated Depreciation	1,446	887	0
Net Fixed Assets	5,446	6,005	0
Other Assets
Mining Claims	7,111,000	7,111,000	0
Goodwill	0	0	0
Other assets	37,840	0	0
Total Other Assets	7,148,840	7,111,000	0
Total assets	7,622,250	7,347,559	591
Current liabilities:
Accounts payable and accrued expenses	11,438	17,303	0
Accrued taxes	0	18,360	0
Advances from shareholder	0	0	10,000
Notes payable	40,000	40,000	0
Total current liabilities	51,438	75,663	10,000
Long-term liabilities:
Convertible Debentures	467,840	0	0
Total long-term liabilities	467,840	0	0
Total liabilities	519,278	75,663	10,000
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 150,000,000 authorized, 68,409,104, 67,277,224 and 6,800,000 shares issued and outstanding, respectively	68,409	67,277	6,800
Capital in excess of par value	8,742,842	8,416,094	129,200
Deficit accumulated during the development stage	(1,708,279)	(1,211,475)	(145,409)
Total stockholders' equity	7,102,972	7,271,896	(9,409)
Total liabilities and stockholders' deficit	$ 7,622,250	$ 7,347,559	$ 591